Document and Entity Information Document	Jul. 08, 2024
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 11, 2024, AutoNation, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the appointment of Claire Bennett to the Company’s Board of Directors (the “Board”), effective July 8, 2024. At the time of the Original Form 8-K filing, the Board had not determined Ms. Bennett’s Board committee assignment(s). This Current Report on Form 8-K/A is being filed solely to provide this information.
Document Period End Date	Jul. 08, 2024
Entity Registrant Name	AUTONATION, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000350698
Entity File Number	1-13107
Entity Tax Identification Number	73-1105145
Entity Address, Address Line One	200 SW 1st Ave
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	769-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false